Property, plant and equipment	12 Months Ended
Jun. 30, 2026
Property Plant And Equipment
Property, plant and equipment

21. Property, plant and equipment

USD	Plant and equipment	Computer equipment	Office equipment	Furniture	Vehicles	Buildings and land	Total
Cost
At 30 June 2025	282,325	–	–	–	–	–	282,325
At 30 June 2026	459,981	644,966	371,514	285,017	893,488	1,442,024	4,096,990
Accumulated depreciation
At 30 June 2025	(281,246)	–	–	–	–	–	(281,246)
At 30 June 2026	(447,048)	(568,839)	(304,157)	(189,055)	(718,035)	(309,718)	(2,536,852)
Carrying amount at 30 June 2026	12,933	76,127	67,357	95,962	175,453	1,132,306	1,560,138
Carrying amount at 30 June 2025	1,079	–	–	–	–	–	1,079

Reconciliation of carrying amount

USD	2026	2025	2024
Carrying amount at the beginning of the year	1,079	48,755	193,666
Assets acquired through business combinations	1,621,997	–	–
Additions	–	–	885
Depreciation for the year	(119,118)	(47,676)	(147,109)
Accumulated depreciation transferred to investment property (Note 22)	79,446	–	–
Net exchange differences	(23,266)	–	1,313
Carrying amount at the end of the year	1,560,138	1,079	48,755

Depreciation rates

Depreciation is calculated on a straight-line basis over the following estimated useful lives: buildings 30 to 60 years; plant and equipment 5 to 15 years; computer equipment 3 to 6 years; office equipment 5 to 10 years; furniture and fittings 5 to 10 years; and motor vehicles 4 to 8 years. Land is not depreciated. Useful lives and residual values are reviewed at each reporting date.

All property, plant and equipment of Braiin Limited, Braiin LLC, Raptor300 Inc, Connect Simple Pty Ltd and VIS Networks Private Limited, other than real property, is pledged as security in favour of Streeterville Capital, LLC. Refer to Note 33.